SCHEDULE OF ASSETS AND LIABILITIES (Details) - Security matters limited [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Security Matters Ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Israel
Ownership percentage	100.00%	100.00%
Security matters canada ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Canada
Ownership percentage	100.00%	100.00%
Security matters france ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	France
Ownership percentage	100.00%	100.00%
SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	Australia
Ownership percentage	100.00%	50.00%